Document and Entity Information	12 Months Ended
Oct. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	KEYSIGHT TECHNOLOGIES, INC.
Entity Central Index Key	0001601046